UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Espalier Global Management LLC

Address:  599 Lexington Avenue
          Suite 4110
          New York, New York 10022

13F File Number: 028-14742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Wojciech Uzdelewicz
Title:  Managing Principal
Phone:  212-339-7448


Signature, Place and Date of Signing:

/s/ Wojciech Uzdelewicz         New York, New York          August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   50

Form 13F Information Table Value Total:   $470,498
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name
---      --------------------              ----
1        028-14745                         Espalier Global Master Fund, Ltd.



                                                FORM 13F INFORMATION TABLE
                                              Espalier Global Management LLC
                                                       June 30, 2012


COLUMN 1                       COLUMN  2   COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6         COLUMN 7       COLUMN 8

                               TITLE                   VALUE      SHRS OR   SH/ PUT/  INVESTMENT       OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS    CUSIP       (x$1,000)  PRN AMT   PRN CALL  DISCRETION       MGRS     SOLE    SHARED  NONE
--------------                 --------    -----       ---------  -------   --- ----  -----------      ----     ----    ------  ----
ADA ES INC                     COM         005208103    6,203       244,506 SH        SHARED-DEFINED   1          244,506
ADTRAN INC                     COM         00738A106    4,830       160,000 SH        SHARED-DEFINED   1          160,000
AMAZON COM INC                 COM         023135106   17,126        75,000 SH        SHARED-DEFINED   1           75,000
AMERICAN EXPRESS CO            COM         025816109   17,463       300,000     PUT   SHARED-DEFINED   1          300,000
AMERICAN INTL GROUP INC        COM NEW     026874784    8,023       250,000 SH        SHARED-DEFINED   1          250,000
APPLE INC                      COM         037833100   12,556        21,500 SH        SHARED-DEFINED   1           21,500
AUTHENTEC INC                  COM         052660107      217        50,000 SH        SHARED-DEFINED   1           50,000
BLACKROCK INC                  COM         09247X101   14,774        87,000 SH        SHARED-DEFINED   1           87,000
BMC SOFTWARE INC               COM         055921100    3,841        90,000 SH        SHARED-DEFINED   1           90,000
BROADRIDGE FINL SOLUTIONS IN   COM         11133T103    5,743       270,000 SH        SHARED-DEFINED   1          270,000
CITRIX SYS INC                 COM         177376100    5,456        65,000 SH        SHARED-DEFINED   1           65,000
COMPUWARE CORP                 COM         205638109    6,380       686,000 SH        SHARED-DEFINED   1          686,000
CUMMINS INC                    COM         231021106    3,392        35,000 SH        SHARED-DEFINED   1           35,000
DISCOVER FINL SVCS             COM         254709108   27,318       790,000 SH        SHARED-DEFINED   1          790,000
E M C CORP MASS                COM         268648102    2,563       100,000 SH        SHARED-DEFINED   1          100,000
E TRADE FINANCIAL CORP         COM NEW     269246401    8,844     1,100,000     CALL  SHARED-DEFINED   1        1,100,000
E TRADE FINANCIAL CORP         COM NEW     269246401    5,628       700,000 SH        SHARED-DEFINED   1          700,000
EQUINIX INC                    COM NEW     29444U502    8,343        47,500 SH        SHARED-DEFINED   1           47,500
FUELCELL ENERGY INC            COM         35952H106    3,015     3,000,000 SH        SHARED-DEFINED   1        3,000,000
FXCM INC                       COM CL A    302693106    6,338       538,980 SH        SHARED-DEFINED   1          538,980
GAP INC DEL                    COM         364760108    6,840       250,000 SH        SHARED-DEFINED   1          250,000
GOLDMAN SACHS GROUP INC        COM         38141G104   19,172       200,000     PUT   SHARED-DEFINED   1          200,000
GOOGLE INC                     CL A        38259P508   12,762        22,000 SH        SHARED-DEFINED   1           22,000
GREEN MTN COFFEE ROASTERS IN   COM         393122106    3,812       175,000 SH        SHARED-DEFINED   1          175,000
HERTZ GLOBAL HOLDINGS INC      COM         42805T105    4,928       385,000 SH        SHARED-DEFINED   1          385,000
INTERNATIONAL BUSINESS MACHS   COM         459200101   78,232       400,000     PUT   SHARED-DEFINED   1          400,000
IRON MTN INC                   COM         462846106    1,154        35,000 SH        SHARED-DEFINED   1           35,000
KENEXA CORP                    COM         488879107    6,018       207,302 SH        SHARED-DEFINED   1          207,302
L-3 COMMUNICATIONS HLDGS INC   COM         502424104   14,284       193,000 SH        SHARED-DEFINED   1          193,000
LIVEPERSON INC                 COM         538146101    3,774       197,981 SH        SHARED-DEFINED   1          197,981
MANHATTAN ASSOCS INC           COM         562750109    4,114        90,000 SH        SHARED-DEFINED   1           90,000
MBIA INC                       COM         55262C100   10,115       935,704 SH        SHARED-DEFINED   1          935,704
MICROSTRATEGY INC              CL A NEW    594972408    2,247        17,300 SH        SHARED-DEFINED   1           17,300
NXP SEMICONDUCTORS N V         COM         N6596X109    8,189       352,500 SH        SHARED-DEFINED   1          352,500
PANDORA MEDIA INC              COM         698354107    4,620       425,000 SH        SHARED-DEFINED   1          425,000
QUESTCOR PHARMACEUTICALS INC   COM         74835Y101    7,986       150,000     PUT   SHARED-DEFINED   1          150,000
SCHOLASTIC CORP                COM         807066105    6,472       230,000 SH        SHARED-DEFINED   1          230,000
SCHWAB CHARLES CORP NEW        COM         808513105   12,930     1,000,000 SH        SHARED-DEFINED   1        1,000,000
SINCLAIR BROADCAST GROUP INC   CL A        829226109    3,624       400,000 SH        SHARED-DEFINED   1          400,000
SPDR S&P 500 ETF TR            TR UNIT     78462F103   27,221       200,000     CALL  SHARED-DEFINED   1          200,000
SPLUNK INC                     COM         848637104    6,715       238,960 SH        SHARED-DEFINED   1          238,960
SWIFT TRANSN CO                CL A        87074U101    3,402       360,000 SH        SHARED-DEFINED   1          360,000
SYMANTEC CORP                  COM         871503108    7,305       500,000 SH        SHARED-DEFINED   1          500,000
TERADYNE INC                   COM         880770102    4,499       320,000 SH        SHARED-DEFINED   1          320,000
THERMO FISHER SCIENTIFIC INC   COM         883556102    9,863       190,000 SH        SHARED-DEFINED   1          190,000
TIVO INC                       COM         888706108    7,310       885,000 SH        SHARED-DEFINED   1          885,000
TOTAL SYS SVCS INC             COM         891906109    3,829       160,000 SH        SHARED-DEFINED   1          160,000
VEECO INSTRS INC DEL           COM         922417100    3,436       100,000 SH        SHARED-DEFINED   1          100,000
VERISIGN INC                   COM         92343E102    4,139        95,000 SH        SHARED-DEFINED   1           95,000
YAHOO INC                      COM         984332106   13,456       850,000 SH        SHARED-DEFINED   1          850,000




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